PROPERTY, PLANT AND EQUIPMENT (PP&E) (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Thousands of U.S. dollars
	Balance at December 31, 2016	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	Balance at December 31, 2017
Cost
Land and natural resources	-	-	1,381	-	-	-	1,381
Buildings	9,792	272	-	-	-	1,379	11,443
Plant and machinery	6,843	211	575	-	437	593	8,659
Furniture, tools and other tangible assets	317,228	27,800	672	(32,300)	3,117	11,160	327,677
PP&E under construction	9,264	21,893	-	(10,637)	(3,554)	2,042	19,008
Total cost	343,127	50,176	2,628	(42,937)	-	15,174	368,168
Accumulated depreciation
Buildings	(3,232)	(839)	-	653	-	(460)	(3,878)
Plant and machinery	(4,068)	(1,049)	-	13	-	(583)	(5,687)
Furniture, tools and other tangible assets	(170,557)	(47,338)	-	17,827	-	(6,340)	(206,408)
Total accumulated depreciation	(177,857)	(49,226)	-	18,493	-	(7,383)	(215,973)
Property, plant and equipment	165,270	950	2,628	(24,444)	-	7,791	152,195

	Thousands of U.S. dollars
	Balance at December 31, 2015	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	Balance at December 31, 2016
Cost
Land and natural resources	37	-	-	(38)	-	1	-
Buildings	9,733	-	-	-	285	(226)	9,792
Plant and machinery	9,330	144	-	(86)	536	(3,081)	6,843
Furniture, tools and other tangible assets	243,166	20,984	477	(26,155)	12,310	66,446	317,228
PP&E under construction	36,267	11,496	14	(113)	(13,131)	(25,269)	9,264
Total cost	298,533	32,624	491	(26,392)	-	37,871	343,127
Accumulated depreciation
Buildings	(3,626)	(108)	-	402	-	100	(3,232)
Plant and machinery	(4,171)	(1,130)	-	370	-	863	(4,068)
Furniture, tools and other tangible assets	(99,058)	(45,210)	-	19,744	-	(46,033)	(170,557)
Total accumulated depreciation	(106,855)	(46,448)	-	20,516	-	(45,070)	(177,857)
Property, plant and equipment	191,678	(13,824)	491	(5,876)	-	(7,199)	165,270